Share Based Compensation	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Share Based Compensation

10. Share Based Compensation

On September 22, 2023, in connection with the Merger, the Company adopted the Conduit Pharmaceuticals Inc. 2023 Stock Incentive Plan (the “2023 Plan”). The 2023 Plan became effective upon the closing of the Merger. The 2023 Plan initially provides for the issuance of up to 11,497,622 shares of Common Stock. The number of authorized shares will automatically increase on January 1, 2024 and continuing annually on each anniversary thereof through (and including) January 1, 2033, equal to the lesser of (i) 5% of the Shares outstanding on the last day of the immediately preceding fiscal year and (ii) such smaller number of Shares as determined by the Board or the Committee. The 2023 Plan allows for awards to be issued to employees and non-employee directors in the form of options, stock appreciation rights, restricted stock, restricted stock units, performance stock units, dividend equivalents, other stock-based, or other cash-based awards. As of December 31, 2023, there were 10,351,358 shares of Common Stock available for issuance under the 2023 Plan.

During the year ended December 31, 2023 and 2022, there was $0.2 million and nil in stock-based compensation expense recognized within General and administrative expenses on the consolidated statements of operations and comprehensive income (loss), respectively, related to the RSUs and Stock Options granted since the Merger.

Restricted Stock

In connection with the Merger, as discussed in Notes 1 and 3, and by Unanimous Written Consent of the Board of Directors, the Chief Financial Officer of Conduit Pharmaceuticals, Inc. was granted 74,545 restricted stock units (“RSUs”) on December 1, 2023. The RSUs vest in equal annual installments on the first three anniversaries of the closing of the Merger. No RSUs were vested as of December 31, 2023.

The following table summarizes restricted stock award activity:

	Number of Awards	Weighted Average Grant Date Fair Value Per Unit
Outstanding at December 31, 2022	-	$-
Granted	74,545	$5.51
Cancelled/forfeited	-	$-
Vested	-	$-
Outstanding at December 31, 2023	74,545	$5.51

As of December 31, 2023 there was $0.4 million of total unrecognized compensation expense related to unvested restricted stock awards, which is expected to be recognized over a weighted average vesting period of 3 years.

Stock Options

The Company estimates the fair value of each option award on the date of grant using the Black-Scholes option-pricing model. The Company then recognizes the grant date fair value of each option as compensation expense ratably using the straight-line attribution method over the service period (generally the vesting period). The Black-Scholes model incorporates the following assumptions:

●	Expected volatility – the Company estimates the volatility of the share price of their peer companies at the date of grant using a “look-back” period which coincides with the expected term, defined below. The Company believes using a “look-back” period which coincides with the expected term is the most appropriate measure for determining expected volatility.
●	Expected term – the Company estimates the expected term using the “simplified” method outlined in SEC Staff Accounting Bulletin No. 107, “Share-Based Payment.”
●	Risk-free interest rate – the Company estimates the risk- free interest rate using the U.S. Treasury Yield curve for periods equal to the expected term of the options in effect at the time of grant.
●	Dividends – the Company uses an expected dividend yield of zero because the Company has not declared nor paid a cash dividend, nor are there any plans to declare a dividend.

The Company estimated the fair value of stock options granted in the periods presented using a Black-Scholes option-pricing model utilizing the following assumptions:

	For the year ended December 31,
	2023	2022
Expected volatility (%)	79.0% - 80.0%	n/a
Expected term (years)	3.5 - 6.5	n/a
Risk-free interest rate (%)	4.16% - 4.35%	n/a
Expected dividend yield (%)	0%	n/a

The Company accounts for forfeitures as they occur, which may result in the reversal of compensation costs in subsequent periods as the forfeitures arise.

The following table summarizes stock option activity for the 2023 Plan:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2022	-	$-	-	$-
Granted	1,071,719	$5.51	8.85	$-
Cancelled/forfeited	-	$-	-	$-
Exercised	-	$-	-	$-
Outstanding at December 31, 2023	1,071,719	$5.51	8.85	$-
Exercisable	17,500	$5.51	5.72	$-
Unvested	1,054,219	$5.51	$9.52	$-

The aggregate intrinsic value of options is calculated as the difference between the exercise price of the underlying options and the fair value of the Company’s common stock for those options that had exercise prices lower than the fair value of the Company’s common stock. As of December 31, 2023, the total compensation cost related to non-vested option awards not yet recognized was $4.1 million with a weighted average remaining vesting period of 3.3 years.